General	12 Months Ended
Dec. 31, 2022
General [Abstract]
General

Note 1 – General

A.	Reporting Entity

Nano Dimension Ltd. (the “Company” or the “Group”) is an Israeli resident company incorporated in Israel. The address of the Company’s registered office is 2 Ilan Ramon St., Ness Ziona, Israel. The consolidated financial statements of the Company as of December 31, 2022, comprise the Company and its subsidiaries in Israel, in the United States, in Switzerland, in Germany, in the United Kingdom, in the Netherlands and in Hong Kong (together referred to as the “Group”). The Company engages in advance additive manufacturing (also known as “3D”) solutions. Since March 2016, the Company’s American Depositary Shares (“ADSs”) have been trading on the Nasdaq Capital Market (“Nasdaq”). The ordinary shares of the Company were registered for trade on the Tel Aviv Stock Exchange (“TASE”). On May 20, 2020, the Company voluntary delisted its ordinary shares from the TASE.

Since August 25, 2014, the Company has devoted substantially all of its financial resources to develop its products and has financed its operations primarily through the issuance of equity securities. The amount of the Company’s future net profits or losses will depend, in part, on the rate of its future expenditures, its ability to generate significant revenues from the sale of its products, and its ability to obtain funding through the issuance of securities, strategic collaborations or grants. Starting in the fourth quarter of 2017, the Group began to commercialize its products and has generated revenues, mainly from sales of its 3D printers. The Group’s ability to generate revenue and achieve profitability depends on its ability to successfully commercialize its products.

B.	Material events in the reporting period

(1) Effect of the spread of the coronavirus pandemic on the Group’s business

The outbreak of the coronavirus (COVID-19), and its spread in the world led to a global health and economic crisis. The spread of the virus in January 2020 affected most of the countries in the world. In response to this, the governments of the world, including in Israel, took defensive measures such as limiting movement between countries, isolation measures and reducing gatherings and movement, closures, restrictions on the operation of private businesses and government and municipal services, and more.

During the second quarter of 2021, there was an evident trend of recovery from the crisis, considering a high vaccination rate of the population. This recovery made it possible to ease travel restrictions at various destinations around the world, including return to normal business activity.

The Group has resumed operating on a full scale and estimates that it will be able to continue in its regular operation in the future as well.

The trend of recovery has been increasing, and it seems that the effect of the coronavirus in Israel and even in many parts of the world is on the wane. However, there is still a degree of uncertainty regarding the risks involved in the spread of the virus, considering the risk of discovering additional variants of the corona virus and the fear of the return of restrictions as a result.

(2) Change in interest curves and inflation expectations

As from 2021 inflation rates in Israel and the world have been rising – in 2021 the rate of change in the Consumer Price Index in Israel increased, an increase that continued also in 2022. Along with the worldwide rise in prices, central banks around the world decided to raise interest rates with the aim of curbing rising prices. The changes in interest rates and the rise in inflation rates had a significant effect on items in the financial statements as described in the following notes:

●	Note 20 on financial risks, with respect to linkage and currency risk.

●	Note 18 on employee benefits, with respect to remeasurement of actuarial liabilities.

(3) Russia-Ukraine war

In February 2022 the Russian army invaded Ukraine and began military operations in various areas, which resulted in damage to the population and infrastructures, displacement of civilians and disruption of economic activity in Ukraine. As a result of the Russian invasion of Ukraine, various countries, including the United States, Great Britain and certain EU countries, imposed significant economic sanctions on Russia (and in specific cases, also on Belarus). The sanctions are presently aimed at certain parties, such as Russian financial institutions, gas and oil companies, public and private entities originating from Russia, individuals connected to the Russian president, the Russian central bank, and more.

As of the date of these financial statements, the Company has no operating subsidiary which is organized under the laws of the Russian Federation and has no subsidiaries which are incorporated in other countries which are subject to economic sanctions on the Russian Federation. Furthermore, the Company’s subsidiaries are not a target of any sanctions. However, some of the Group companies, suffered an immaterial decrease in revenues (in comparison to the entire Group’s revenues).

(4) Acquisition of Subsidiaries

In the reporting period, the Group acquired 100% of the shares and voting interests of Global Inkjet Systems Ltd. (“GIS”) and Formatec Holding B.V. (“Formatec Holding”). For further information, see Note 9.